Other non-current financial assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Zegna director
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans to related parties		€ 2.2
TFI Group
Disclosure Of Other NonCurrent Financial assets [Line Items]
Proportion of ownership interest in associate	15.00%
Loans and receivables	€ 1.2	€ 1.2